Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Mar. 15, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 19, 2016